CAPITAL REQUIREMENTS AND RELATED REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Tier 1 capital to average adjusted total assets: [Abstract]
Tier 1 capital to average adjusted total assets, minimum required amount	$ 66,520	[1]	$ 92,356	[1]
Tier 1 capital to average adjusted total assets, actual amount	(144,341)		(109,146)
Tier 1 capital to average adjusted total assets, ratio (in hundredths)	(8.68%)		(4.73%)
Tier 1 capital to risk-weighted assets: [Abstract]
Tier 1 capital to risk-weighted assets, Minimum required amount	49,402	[2]	68,615	[2]
Tier 1 capital to risk-weighted assets, Actual amount	(144,341)		(109,146)
Tier 1 capital to risk-weighted assets, Ratio (in hundredths)	(11.69%)		(6.36%)
Combined Tier 1 and Tier 2 capital to risk-weighted assets: [Abstract]
Combined Tier 1 and Tier 2 capital to risk-weighted assets, Minimum required amount	98,805	[3]	137,231	[3]
Combined Tier 1 and Tier 2 capital to risk-weighted assets, Actual amount	(144,341)		(109,146)
Combined Tier 1 and Tier 2 capital to risk-weighted assets, Ratio (in hundredths)	(11.69%)		(6.36%)
Minimum required ratio of Tier 1 capital to average assets (in hundredths)	4.00%
Minimum required ratio of Tier 1 capital to risk-weighted assets (in hundredths)	4.00%
Minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets (in hundredths)	8.00%
Amount excluded from previously qualifying Tier 2 capital	$ 167,300		$ 171,500
Tier two risk based capital specified as percentage of tier one risk based capital, maximum (in hundredths)	100.00%

[1]	The minimum required ratio of Tier 1 capital to average adjusted total assets to be considered adequately-capitalized is 4%.
[2]	The minimum required ratio of Tier 1 capital to risk-weighted assets to be considered adequately-capitalized is 4%.
[3]	The minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets to be considered adequately-capitalized is 8%.